Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net, as of December 31, 2024 and 2025 consisted of the following (in thousands):

	As of December 31,
	2024	2025
Accounts receivable, net
Accounts receivable	$66,161	$54,221
Less: Allowance for credit losses	(12,399)	(10,886)

	$53,762	$43,335

Schedule of aging analysis of accounts receivable
The following table presents the aging analysis of accounts receivable as of December 31, 2024 and 2025 (in thousands):

	As of December 31,
	2024	2025
Less than 179 days	$49,636	$40,764
180-359 days	3,677	2,117
360 days and greater	12,848	11,340

Total	$66,161	$54,221

Schedule of the movement of allowance for credit losses
The movement of allowance for credit losses for the years ended December 31, 2023, 2024 and 2025 is as follows (in thousands):

	Year Ended December 31,
	2023	2024	2025
Balance at the beginning of year	$13,912	$12,144	$12,399

Additional allowance for credit losses, net of recoveries	(551)	1,344	915

Write-offs	(976)	(896)	(2,674)
Exchange difference	(241)	(193)	246

Balance at the end of year	$12,144	$12,399	$10,886

Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Computer equipment and hardware	4-5
Leasehold and building improvements	Lesser of term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets

Intangible Assets	Estimated Useful Lives (years)
Operating rights for licensed games	over the contract terms
Purchased video content	up to 2 years
Domain names and trademarks	4-30
Computer software	1-3
Developed technologies	3-10

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services
The following table presents the Group’s revenues disaggregated by products and services:

	Year Ended December 31, 2023 (in thousands)
	Sohu	Changyou	Total

Marketing Services	$83,675	5,014	88,689
Online games:
PC games	0	368,721	368,721
Mobile games	0	110,976	110,976
Others	32,286	0	32,286

Total	$115,961	484,711	600,672

	Year Ended December 31, 2024 (in thousands)
	Sohu	Changyou	Total

Marketing Services	$69,683	3,782	73,465
Online games:
PC games	0	359,293	359,293
Mobile games	0	143,096	143,096
Others	22,545	0	22,545

Total	$92,228	506,171	598,399

	Year Ended December 31, 2025 (in thousands)
	Sohu	Changyou	Total

Marketing Services	$56,790	3,182	59,972
Online games:
PC games	0	412,697	412,697
Mobile games	0	93,041	93,041
Others	18,623	0	18,623

Total	$75,413	508,920	584,333